UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04171

CREDIT SUISSE CASH RESERVE FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Cash Reserve Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2006 to December 31, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

December 31, 2006

■  CREDIT SUISSE
CASH RESERVE FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Ave., New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

The views of the Fund's management are as of the date of the letter and Fund holdings described in this document are as of December 31, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Credit Suisse Cash Reserve Fund

Annual Investment Adviser's Report

December 31, 2006 (unaudited)

January 23, 2007

Dear Shareholder:

For the Credit Suisse Cash Reserve Fund (the "Fund"), the annualized current yields for the seven-day period ended December 31, 2006 were 4.87%, 4.62%, 4.43% and 4.44% for the Fund's Common Class, Class A, B and C shares, respectively.1 The Fund's average weighted maturity as of December 31, 2006 was 48 days.

Market Review: Economic Slowdown Produces a Fed Pause

For the year ended December 31, 2006, the U.S. economy grew in line with consensus expectations at 3.4%. However, there was a greater than expected loss of momentum in the second half of the year due to a housing slowdown. Inflation trends were higher than expected, due primarily to higher energy and commodity prices, and remained a concern for Fed policy makers. PCE (Personal Consumption Expenditure) Core, the Fed's primary inflation gauge, which measures price changes in consumer goods and services, has remained problematic for most of the year, with the trend moving higher in 2006 from 2.0% to 2.4%. The labor market remained resilient with the unemployment rate trending lower from 4.7% to 4.5%.

The Federal Reserve continued on its tightening path for the first half of 2006 raising the Fed Funds rate another 100 basis points from 4.25% to 5.25% before a pause in increases kept the rate steady at 5.25% through year end. At the last Federal Open Market Committee meeting for 2006, the meeting minutes revealed that inflation remains a principal concern and that any decision on raising rates would depend on incoming data.

Strategic Review: Still Staying Short and Focusing on Quality

For the Fund, the annualized current yields for the seven-day period ended December 31, 2006 were 4.62% for Class A shares. During the year, our investment approach reflected our primary view that the Fed was still in a tightening mode. Maintaining a limited duration (a measure of price sensitivity) of 30 to 40 days continued to be our highest priority. However, we changed the Fund's portfolio to contain a higher allocation to asset backed commercial paper and floating rate securities. This strategy shift drove the Fund's performance throughout the year.

Market Outlook: Will a Softer Economy Cause The Fed To Reverse Course?

For 2007, we expect U.S. economic growth to weaken in the first half of the year as a pullback in manufacturing adds to the effect of the housing slump.

Credit Suisse Cash Reserve Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

According to the median forecast, inflation adjusted GDP is expected to grow at an annualized rate of 2.3% in the first half of 2007 and 2.8% in the second half.

We believe that employment and income growth will be strong enough to keep consumers spending and the economy growing. In fact, nonfarm job growth, expected to average about 100,000 per month, should keep the unemployment rate stable at 4.5%. We additionally expect slowing growth will help ease inflation pressures while consumer prices will rise 2.2% this year — down from a prior estimate of 2.5%. By the end of 2007, the market expects the Fed to lower the Fed Funds rate from 5.25% to 4.75%.

Investment Outlook: Is the Fed Done?

Ever since the Fed decided to pause rate increases last June, market participants have been debating the need for further increases in 2007. What we have learned over the last few quarters is that the economy has moved to a much slower growth path due to slowdowns in the housing market and the manufacturing sector. We believe one of the downside risks to the economic outlook is the potential for a deeper slump in housing.

Going forward, we expect the economy to continue to grow, but at a slower pace. Additionally, we believe the Fed will continue to view inflation as a key issue throughout 2007, perhaps remaining on hold for an extended period of time. Our investment strategy will remain focused on maintaining duration in the 40 to 50 day range and seeking out the best relative value in the asset backed commercial paper market and floating rate securities.

Credit Suisse Asset Management, LLC

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Cash Reserve Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Average Annual Returns as of December 31, 20061

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	4.64%	2.04%	3.50%	2.58%	4/16/85
Class A	4.39%	1.79%	—	1.78%	11/30/01
Class B	4.19%	—	—	1.91%	5/1/03
Class C	4.19%	—	—	1.91%	5/1/03

7-Day Annualized Current Yields as of December 31, 20061

Common Class	4.87%
Class A	4.62%
Class B	4.43%
Class C	4.44%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Fund than total return quotations. The Fund's yield will fluctuate. Although the Fund seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Fund. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Returns and yields include waivers of advisory fees and reimbursements of Fund expenses. Declines in interest-rate levels could cause the Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Cash Reserve Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Cash Reserve Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended December 31, 2006

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 7/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/06	$1,024.70	$1,023.40	$1,022.50	$1,022.40
Expenses Paid per $1,000*	$2.81	$4.08	$5.10	$5.10
Hypothetical 5% Fund Return
Beginning Account Value 7/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/06	$1,022.43	$1,021.17	$1,020.16	$1,020.16
Expenses Paid per $1,000*	$2.80	$4.08	$5.09	$5.09
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.55%	0.80%	1.00%	1.00%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Cash Reserve Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Credit Quality Breakdown*
Ratings S&P
AAA	25.1%
AA	4.3%
A	4.2%
A-1	58.9%
Subtotal	92.5%
Repurchase Agreement	7.5%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Cash Reserve Fund

Schedule of Investments

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (51.1%)
ASSET BACKED (51.1%)
$7,748	Altius I Funding Corp.	(A-1+, P-1)	01/16/07	5.348	$7,730,825
20,311	Amstel Funding Corp.	(A-1+, P-1)	05/21/07	5.334	19,900,661
20,000	Beethoven Funding Corp.	(A-1, P-1)	01/22/07	5.329	19,938,050
17,000	Broadhollow Funding LLC	(A-1+, P-1)	01/29/07	5.345	16,929,658
19,000	Buckingham CDO III LLC	(A-1+, P-1)	01/23/07	5.370	18,938,461
22,381	Giro US Funding Corp.	(A-1, P-1)	02/21/07	5.341	22,213,907
15,473	Golden Fish LLC	(A-1, P-1)	01/17/07	5.349	15,436,552
11,425	Harwood Street Funding I	(A-1+, P-1)	01/11/07	5.351	11,408,085
15,000	KKR Pacific Funding Trust	(A-1+, P-1)	01/23/07	5.386	14,950,867
21,198	Liberty Harbour CDO, Inc.	(A-1+, P-1)	02/14/07	5.342	21,061,332
20,000	Mica Funding LLC	(A-1, P-1)	01/22/07	5.396	19,937,350
20,000	Rhineland Funding Capital Corp.	(A-1+, P-1)	01/24/07	5.378	19,931,639
10,000	Stanfield Victoria Funding LLC	(A-1+, P-1)	04/25/07	5.360	9,834,700
5,500	Transamerica Securities	(A-1+, P-1)	01/03/07	5.375	5,498,359
23,000	Witherspoon CDO Funding LLC##	(A-1+, P-1)	03/15/07	5.360	23,000,000
	TOTAL COMMERCIAL PAPER (Cost $246,710,446)				246,710,446
CERTIFICATES OF DEPOSIT (3.5%)
Banking (3.5%)
2,000	Barclays Bank PLC	(A-1+, P-1)	02/13/07	5.010	2,000,000
2,000	Mercantile Safe Deposit & Trust##	(AA, A1)	05/22/07	5.310	1,999,763
13,000	Unicredito Italiano##	(A-1, P-1)	09/11/07	5.323	12,999,363
	TOTAL CERTIFICATES OF DEPOSIT (Cost $16,999,126)				16,999,126
CORPORATE OBLIGATION (2.7%)
Finance (2.7%)
13,000	CC USA, Inc., Series MTN, Notes (Cost $13,000,000)	(AAA, Aaa)	06/18/07	5.520	13,000,000
VARIABLE RATE CORPORATE OBLIGATIONS (34.1%)
Asset Backed (1.6%)
7,500	Cheyne High Grade CDO, Ltd. Series 2004-1A, Class AM2##	(A-1+, P-1)	11/13/07	5.384	7,500,000
Finance (30.4%)
10,000	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	07/16/07	5.340	10,000,000
14,500	Cheyne Finance LLC Series MTN1, Notes##	(AAA, Aaa)	04/13/07	5.367	14,285,340
10,000	CIT Group, Inc., Series MTN, Global Senior Unsecured Notes##	(A, A2)	08/24/07	5.440	10,005,237
20,000	Cullinan Finance Corp., Series MTN, Notes##	(AAA, Aaa)	12/07/07	5.310	19,997,280
10,000	Five Finance, Inc., Series MTN, Global Senior Unsecured Notes##	(AAA, Aaa)	09/13/07	5.330	9,999,130
10,000	General Electric Capital Corp., Series MTNA, Global Notes##	(AAA, Aaa)	06/22/07	5.425	10,004,154
14,000	Harrier Finance Funding LLC, Series MTN, Notes##	(AAA, Aaa)	09/10/07	5.330	13,999,661

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
$15,000	Holmes Master Issuer PLC, Series 2006-1A, Class 1A##	(A-1+, Aaa)	10/15/07	5.324	$15,000,000
10,000	Merrill Lynch & Co., Series MTN5, Notes##	(A+, Aa3)	07/11/07	5.600	10,013,937
8,500	Merrill Lynch & Company, Inc., Series MTNC, Notes##	(AA-, NR)	10/19/07	5.499	8,509,647
23,000	Sedna Finance, Inc., Series MTN, Company Guaranteed Notes##	(AAA, Aaa)	11/28/07	5.340	22,997,914
2,000	Sigma Finance, Inc., Series MTN, Company Guaranteed Notes	(AAA, Aaa)	03/23/07	5.325	2,000,000
					146,812,300
Insurance (2.1%)
10,000	Monumental Global Funding II, Bonds##	(AA, Aa3)	12/20/07	5.345	10,000,000
	TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $164,312,300)				164,312,300
UNITED STATES AGENCY OBLIGATION (1.0%)
4,770	Federal Home Loan Bank## (Cost $4,770,000)	(AAA, Aaa)	08/15/07	5.525	4,770,000
REPURCHASE AGREEMENT (7.5%)
36,352	Goldman Sachs Tri Party Repo (Agreement dated 12/29/2006, to be repurchased at $36,373,003, collaterized by $7,536,252 Fannie Mae Note, 5.45% due 11/21/13 and $28,816,478 Fannie Mae Note, 6.50% due 12/26/36. Market Value of collateral is $37,019,491) (Cost $36,352,000)	(A-1+, P-1)	01/02/07	5.200	36,352,000
	TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $482,143,872)				482,143,872
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)					716,953
	NET ASSETS (100.0%)				$482,860,825

Average Weighted Maturity — 48 days (unaudited)

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

MTNA = Medium Term Note, Series A

MTNC = Medium Term Note, Series C

MTN1 = Medium Term Note, Series 1

MTN5 = Medium Term Note, Series 5

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

##  The interest rate is as of December 31, 2006 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Statement of Assets and Liabilities

December 31, 2006

Assets
Investments at value (Cost $445,791,872) (Note 2)	$445,791,872
Repurchase agreement at value (Cost $36,352,000) (Note 2)	36,352,000
Cash	332
Interest receivable	1,351,004
Receivable for fund shares sold	19,613
Prepaid expenses	17,927
Total Assets	483,532,748
Liabilities
Advisory fee payable (Note 3)	149,939
Administrative services fee payable (Note 3)	69,751
Distribution fee payable (Note 3)	94,264
Payable for fund shares redeemed	254,554
Other accrued expenses payable	55,882
Dividend payable	47,533
Total Liabilities	671,923
Net Assets
Capital stock, $0.001 par value (Note 4)	482,917
Paid-in capital (Note 4)	482,683,809
Accumulated net realized loss on investments	(305,901)
Net Assets	$482,860,825
Common Shares
Net assets	$29,020,026
Shares outstanding	29,091,203
Net asset value, offering price, and redemption price per share	$1.00
A Shares
Net assets	$453,516,599
Shares outstanding	453,502,486
Net asset value, offering price, and redemption price per share	$1.00
B Shares
Net assets	$271,136
Shares outstanding	270,773
Net asset value, offering price, and redemption price per share	$1.00
C Shares
Net assets	$53,064
Shares outstanding	52,881
Net asset value, offering price, and redemption price per share	$1.00

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Statement of Operations

For the Year Ended December 31, 2006

Interest Income (Note 2)	$15,505,737
Expenses
Investment advisory fees (Note 3)	1,017,668
Administrative services fees (Note 3)	417,462
Distribution fees (Note 3)
Class A	627,011
Class B	784
Class C	1,578
Transfer agent fees (Note 3)	58,656
Registration fees	58,600
Custodian fees	26,764
Printing fees (Note 3)	23,716
Legal fees	23,384
Directors' fees	23,128
Audit and tax fees	20,747
Insurance expense	5,091
Miscellaneous expense	9,748
Total expenses	2,314,337
Less: fees waived (Note 3)	(84,228)
Net expenses	2,230,109
Net investment income	13,275,628
Net Realized Gain from Investments	290
Net increase in net assets resulting from operations	$13,275,918

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Statements of Changes in Net Assets

	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
From Operations
Net investment income	$13,275,628	$1,504,147
Net realized gain (loss) from investments	290	(4,872)
Net increase in net assets resulting from operations	13,275,918	1,499,275
From Dividends
Dividends from net investment income
Common Class shares	(1,784,671)	(1,307,439)
Class A shares	(11,468,610)	(192,607)
Class B shares	(7,199)	(3,054)
Class C shares	(15,148)	(1,047)
Net decrease in net assets resulting from dividends	(13,275,628)	(1,504,147)
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	1,383,536,056	593,483,592
Reinvestment of dividends	12,441,263	795,011
Net asset value of shares redeemed	(968,393,292)	(615,175,943)
Net increase (decrease) in net assets from capital share transactions	427,584,027	(20,897,340)
Increase due to capital contribution from advisor	—	100,000
Net increase (decrease) in net assets	427,584,317	(20,802,212)
Net Assets
Beginning of year	55,276,508	76,078,720
End of year	$482,860,825	$55,276,508

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0455	0.0270	0.0090	0.0074	0.0125
Net loss on investments (both realized and unrealized)	—	(0.0018)	—	(0.0014)	—
Total from investment operations	0.0455	0.0252	0.0090	0.0060	0.0125
LESS DIVIDENDS
Dividends from net investment income	(0.0455)	(0.0270)	(0.0090)	(0.0072)	(0.0125)
INCREASE DUE TO CAPITAL CONTRIBUTION	—	0.0018	—	0.0012	—
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	4.64%	2.73%	0.90%	0.72%	1.25%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$29,020	$45,532	$48,375	$82,990	$138,095
Ratio of expenses to average net assets	0.55%	0.55%	0.50%	0.49%	0.55%
Ratio of net investment income to average net assets	4.53%	2.69%	0.87%	0.74%	1.38%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.18%	0.38%	0.44%	0.30%	0.14%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0430	0.0245	0.0065	0.0050	0.0100
Net loss on investments (both realized and unrealized)	—	(0.0015)	—	(0.0019)	—
Total from investment operations	0.0430	0.0230	0.0065	0.0031	0.0100
LESS DIVIDENDS
Dividends from net investment income	(0.0430)	(0.0245)	(0.0065)	(0.0047)	(0.0100)
INCREASE DUE TO CAPITAL CONTRIBUTION	—	0.0015	—	0.0016	—
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	4.39%	2.48%	0.65%	0.47%	1.01%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$453,517	$9,543	$27,560	$1,247	$1,676
Ratio of expenses to average net assets	0.80%	0.80%	0.75%	0.74%	0.80%
Ratio of net investment income to average net assets	4.57%	2.44%	0.62%	0.49%	1.01%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.38%	0.44%	0.30%	0.19%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended December 31,
	2006	2005	2004	2003[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0411	0.0225	0.0045	0.0016
Net loss on investments (both realized and unrealized)	—	(0.0019)	—	(0.0022)
Total from investment operations	0.0411	0.0206	0.0045	(0.0006)
LESS DIVIDENDS
Dividends from net investment income	(0.0411)	(0.0225)	(0.0045)	(0.0015)
INCREASE DUE TO CAPITAL CONTRIBUTION	—	0.0019	—	0.0021
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	4.19%	2.27%	0.45%	0.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$271	$155	$98	$60
Ratio of expenses to average net assets	1.00%	1.00%	0.95%	0.94%[3]
Ratio of net investment income to average net assets	4.13%	2.24%	0.42%	0.24%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.16%	0.38%	0.44%	0.40%[3]

1  For the period May 1, 2003 (inception date) through December 31, 2003.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended December 31,
	2006	2005	2004	2003[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0411	0.0225	0.0045	0.0016
Net loss on investments (both realized and unrealized)	—	(0.0017)	—	(0.0022)
Total from investment operations	0.0411	0.0208	0.0045	(0.00060)
LESS DIVIDENDS
Dividends from net investment income	(0.0411)	(0.0225)	(0.0045)	(0.0015)
INCREASE DUE TO CAPITAL CONTRIBUTION	—	0.0017	—	0.0021
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	4.19%	2.28%	0.45%	0.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$53	$46	$46	$46
Ratio of expenses to average net assets	1.00%	1.00%	0.95%	0.94%[3]
Ratio of net investment income to average net assets	4.32%	2.24%	0.42%	0.24%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.07%	0.38%	0.44%	0.40%[3]

1  For the period May 1, 2003 (inception date) through December 31, 2003.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund

Notes to Financial Statements

December 31, 2006

Note 1. Organization

The Credit Suisse Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund was incorporated under the laws of the state of Maryland on November 15, 1984.

The investment objective of the Fund is to provide investors with high current income consistent with liquidity and stability of principal.

The Fund offers four classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that it bears different expenses, which reflect the difference in the range of services provided to it.

It is the policy of the Fund to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. The Fund may close early on a business day if the New York Stock exchange closes early or the Bond Market Association recommends that the primary markets for the portfolio securities close early. The Fund's investments are valued under the amortized cost method, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments. Amortized cost involves valuing a Fund's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemption at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Credit Suisse Cash Reserve Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 2. Significant Accounting Policies

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid at least annually, although the Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to have the Fund qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) REPURCHASE AGREEMENTS — The Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Fund acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the Fund's broker until the agreements mature. The agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Credit Suisse Cash Reserve Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.35% of the Fund's average daily net assets. For the year ended December 31, 2006, investment advisory fees earned and voluntarily waived were $1,017,668 and $84,228, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended December 31, 2006. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. For its co-administrative services, CSAMSI received a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets through November 30, 2006. Effective December 1, 2006, the co-administrative fee was reduced to an annual rate of 0.09%. For the year ended December 31, 2006, co-administrative services fees earned by CSAMSI were $286,704.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2006, co-administrative services fees earned by SSB (including out-of-pocket fees) were $130,758.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares of the Fund. The maximum amount payable by the Class B shares and Class C shares of the Fund is 0.75% of their average daily net assets. For the year ended December 31, 2006, Class B shares and Class C shares of the Fund paid these fees at the annual rate of 0.45% of its average net assets. Common Class shares of the Fund do not bear distribution expenses. CSAMSI may use this fee to compensate service organizations for distribution services.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended December 31, 2006, Merrill was paid $3,516 for its services to the Fund.

Credit Suisse Cash Reserve Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 4. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion shares are classified as Common Class shares, one billion shares are classified as Class A shares, one billion shares are classified as Class B shares and one billion shares are classified as Class C shares. Transactions in shares of the Fund were as follows:

	Common Class
	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	540,168,112	$540,168,112	502,140,000	$502,140,000
Shares issued in reinvestment of dividends	976,756	976,756	605,193	605,193
Shares redeemed	(557,655,323)	(557,655,323)	(505,671,229)	(505,671,229)
Net decrease	(16,510,455)	$(16,510,455)	(2,926,036)	$(2,926,036)
	Class A
	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	842,596,092	$842,596,092	91,222,914	$91,222,914
Shares issued in reinvestment of dividends	11,458,468	11,458,468	187,825	187,825
Shares redeemed	(410,082,994)	(410,082,994)	(109,439,360)	(109,439,360)
Net increase (decrease)	443,971,566	$443,971,566	(18,028,621)	$(18,028,621)
	Class B
	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	259,119	$259,119	115,678	$115,678
Shares issued in reinvestment of dividends	5,179	5,179	1,983	1,983
Shares redeemed	(148,346)	(148,346)	(60,344)	(60,344)
Net increase	115,952	$115,952	57,317	$57,317
	Class C
	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	512,733	$512,733	5,000	$5,000
Shares issued in reinvestment of dividends	860	860	10	10
Shares redeemed	(506,629)	(506,629)	(5,010)	(5,010)
Net increase	6,964	$6,964	—	$—

Credit Suisse Cash Reserve Fund

Notes to Financial Statements (continued)

December 31, 2006

On December 31, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	1	13%
Class A	1	99%
Class B	4	70%
Class C	2	94%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 5. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended December 31, 2006 and 2005, respectively, by the Fund were as follows:

Ordinary Income
2006	2005
$13,275,628	$1,504,147

At December 31, 2006, the components of distributable earnings on a tax basis for the Fund were as follows:

Accumulated net realized loss	$(305,901)

At December 31, 2006, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires December 31,
2007	2010	2013
$54,563	$246,466	$4,872

During the tax year ended December 31, 2006, the Portfolio has utilized $290 of the capital loss carryforward.

It is uncertain whether the Fund will be able to realize the full benefit of these losses prior to expiration.

At December 31, 2006, the identified cost for federal income tax purposes was $482,143,872.

Credit Suisse Cash Reserve Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 6. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7. Recent Accounting Pronouncements

During December 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Credit Suisse Cash Reserve Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Cash Reserve Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Cash Reserve Fund, Inc. (the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 15, 2007

Credit Suisse Cash Reserve Fund

Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting held on November 14-15, 2006, considered the following factors with respect to the Cash Reserve Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.35% ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the actual fee rate of 0.30% paid by the Fund after taking waivers and reimbursements into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and expense reimbursements can be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group

Credit Suisse Cash Reserve Fund

Board Approval of Advisory Agreement (unaudited) (continued)

("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  As the Contractual Advisory Fee and Net Advisory Fee were below the median of the Fund's Expense Group, the Board considered the fee to be reasonable.

Credit Suisse Cash Reserve Fund

Board Approval of Advisory Agreement (unaudited) (continued)

•  The Fund's performance was above most of its peers in its Performance Group and Performance Universe for the periods reviewed.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the amount of the Contractual Advisory Fee and the Net Advisory Fee and Credit Suisse's willingness to waive fees and reimburse expenses, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Cash Reserve Fund

Information Concerning Directors and Officers (unaudited)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/02/41	Director, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	37	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company (a closed-end Investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 04/23/32	Director, Nominating and Audit Committee Member	Since 1999	Currently retired	31	None

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 Date of Birth: 10/29/46	Director, Nominating and Audit Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	30	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2  Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Cash Reserve Fund

Information Concerning Directors and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh 301 ICC Georgetown University Washington, DC 20057 Date of Birth: 02/11/37	Director, Nominating and Audit Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	30	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 40 East 52nd Street New York, New York 10022 Date of Birth: 07/10/48	Chairman of the Board of Directors, Nominating Committee Chairman and Audit Committee Member	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Transition Adviser to SunGard Securities Finance, Inc. from February 2002 to July 2002; President of SunGard Securities Finance, Inc. from 2001 to February 2002; President of Loanet, Inc. (on-line accounting service) from 1997 to 2001.	37	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Director

Michael E. Kenneally[3] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 03/30/54	Director	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	30	None

3  Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Cash Reserve Fund

Information Concerning Directors and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Keith M. Schappert Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 01/14/51	Chief Executive Officer and President	Since 2007	Executive Vice Chairman and Head of Asset Management for Americas; Chief Executive Officer and President of Federated Investment Advisory Companies from 2002 to March 31, 2006; Chief Executive Officer and President of JP Morgan Investment Management from April 1994 to November 2001.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 11/15/59	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 09/21/66	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/13/67	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 12/09/65	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Cash Reserve Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  CR-AR-1206

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2006. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2006.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended December 31, 2005 and December 31, 2006.

	2005	2006
Audit Fees	$15,636	$13,784
Audit-Related Fees(1)	$3,150	$3,245
Tax Fees(2)	$2,443	$2,515
All Other Fees	—	—
Total	$21,229	$19,544

(1)          Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,150 for 2005 and $3,245 for 2006).

(2)          Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2005 and December 31, 2006.

	2005	2006
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	$394,000	N/A
Total	$394,000	N/A

2

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2005	2006
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

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The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2005 and December 31, 2006:

	2005	2006
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2005 and December 31, 2006 were $5,593 and $5,760, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CASH RESERVE FUND, INC.

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 9, 2007

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 9, 2007

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